Unaudited Interim Condensed Statements of Operations	6 Months Ended
	Oct. 31, 2025 JPY (¥) ¥ / shares shares	Oct. 31, 2025 USD ($) $ / shares shares	Oct. 31, 2024 JPY (¥) ¥ / shares shares	Oct. 31, 2024 USD ($) shares
OPERATING REVENUES
TOTAL OPERATING REVENUES	¥ 124,023,848	$ 805,088	¥ 224,983,635
COST OF REVENUES	(48,571,802)	(315,299)	(92,182,568)
GROSS PROFIT	75,452,046	489,789	132,801,067
OPERATING EXPENSES:
Selling and marketing expenses	(22,597,998)	(146,693)	(37,830,288)
General and administrative expenses	(197,343,285)	(1,281,034)	(176,938,483)
Research and development expenses	(16,249,716)	(105,483)	(21,583,147)
TOTAL OPERATING EXPENSES	(236,190,999)	(1,533,210)	(236,351,918)
LOSS FROM OPERATIONS	(160,738,953)	(1,043,421)	(103,550,851)
Gain on digital assets, net	308,691	2,004	81,900
Interest expenses, net	(2,538,959)	(16,481)	(1,184,561)
Foreign exchange gain (loss), net	13,395,355	86,955	(6,768,200)
Government grants			1,255,000
Other income, net			1,100
LOSS BEFORE INCOME TAXES	(149,573,866)	(970,943)	(110,165,612)
Provision for income taxes
Current
Deferred
Total provision for income taxes
NET LOSS	¥ (149,573,866)	$ (970,943)	¥ (110,165,612)	$ (715,129)
LOSS PER SHARE
Basic (in Yen per share and Dollars per share) | (per share)	¥ (9.89)	$ (0.06)	¥ (7.31)
Diluted (in Yen per share and Dollars per share) | (per share)	¥ (9.89)	$ (0.06)	¥ (7.31)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING*
Basic (in Shares)	15,120,888	15,120,888	15,076,900	15,076,900
Diluted (in Shares)	15,120,888	15,120,888	15,076,900	15,076,900
Software and system development services
OPERATING REVENUES
TOTAL OPERATING REVENUES	¥ 82,519,971	$ 535,670	¥ 217,699,635
Consulting and solution services
OPERATING REVENUES
TOTAL OPERATING REVENUES	¥ 41,503,877	$ 269,418	¥ 7,284,000